Securities (Tables)	12 Months Ended
Dec. 31, 2014
Trading Securities [Abstract]
Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities
The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2014:
U.S. government agencies	$14,443	$4	$(67)	$14,380
State and political subdivisions	4,841	105	––	4,946
Equity securities	4	18	––	22

	$19,288	$127	$(67)	$19,348

Available-for-sale Securities:
December 31, 2013:
U.S. government agencies	$21,000	$––	$(849)	$20,151
State and political subdivisions	6,196	191	––	6,387
Equity securities	4	22	––	26

	$27,200	$213	$(849)	$26,564

		Gross	Gross
	Amortized	Unrealized	Unrealized	Approximate
	Cost	Gains	Losses	Fair Value

	(In thousands)
Held-to-maturity Securities:
December 31, 2014:
State and political subdivisions	$450	$1	$––	$451

December 31, 2013:
State and political subdivisions	$955	$15	$––	$970

Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities, by Contractual Maturity
The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

	(In thousands)

Within one year	$855	$879	$355	$356
One to five years	16,173	16,152	95	95
Five to ten years	2,256	2,295	––	––

	19,284	19,326	450	451

Equity securities	4	22	––	––

Totals	$19,288	$19,348	$450	$451

Investments' Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in Continuous Unrealized Loss Position
The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013:

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

		(In thousands)

US Government agencies	$1,141	$(2)	$5,935	$(65)	$7,076	$(67)

Total temporarily impaired securities	$1,141	$(2)	$5,935	$(65)	$7,076	$(67)

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

		(In thousands)

US Government agencies	$20,151	$(849)	$—	$—	$20,151	$(849)

Total temporarily impaired securities	$20,151	$(849)	$—	$—	$20,151	$(849)